TRADING INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Trading Investments
Schedule of instruments deemed as financial trading investments

The detail of instruments deemed as financial trading investments is as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Chilean Central Bank and Government securities
Chilean Central Bank Bonds	272,272	158,686
Chilean Central Bank Notes	-	-
Other Chilean Central Bank and Government securities	209,370	237,325
Subtotal	481,642	396,011

Other Chilean securities
Time deposits in Chilean financial institutions	-	-
Mortgage finance bonds of Chilean financial institutions	-	-
Chilean financial institution bonds	-	-
Chilean corporate bonds	-	976
Other Chilean securities	-	-
Subtotal	-	976

Foreign financial securities
Foreign Central Banks and Government securities	-	-
Other foreign financial instruments	-	-
Subtotal	-	-

Investments in mutual funds
Funds managed by related entities	4,094	-
Funds managed by others	-	-
Subtotal	4,094	-

Total	485,736	396,987